Unaudited Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement of Cash Flows [Abstract]
Equity income, net of dividends received $14,852 (2019 - $17,274)	$ 14,852	$ 17,274